STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended				6 Months Ended		10 Months Ended	12 Months Ended
		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating expenses:
Warrant issuance expense							$ 500,307		$ 500,307
Exchange listing fees		$ 21,249		$ 20,178		$ 42,269	120,365		160,721
Legal fees		2,373,475		26,945		2,513,475	121,945		215,000
General, administrative, and other expenses		813,203		207,840		1,030,413	435,861	$ 22,252	877,640
Total operating expenses		3,207,927		254,963		3,586,157	1,178,478	22,252	1,753,668
Loss from operations		(3,207,927)		(254,963)		(3,586,157)	(1,178,478)	(22,252)	(1,753,668)
Other income (expenses):
Change in fair value of warrant liability		(4,224,105)		1,459,707		(4,676,625)	11,760,463		14,304,338
Interest income on cash held in bank account		4,259				15,090
Interest income on treasury securities held in Trust Account		1,173,738		392,079		3,891,253	457,476		3,939,359
Interest income									3,939,359
Unrealized (loss) gain on treasury securities held in Trust Account		(91,323)		(38,227)		(107,187)	(38,227)		57,498
Other income		(3,137,431)		1,813,559		(877,469)	12,179,712		18,301,195
Income (loss) before provision for income taxes		(6,345,358)		1,558,596		(4,463,626)	11,001,234	(22,252)	16,547,527
Provision for income taxes		(236,909)		(108,421)		(799,505)	(108,421)		(783,546)
Net (loss) income		$ (6,582,267)	$ 1,319,136	$ 1,450,175	$ 9,442,637	$ (5,263,131)	$ 10,892,813	$ (22,252)	$ 15,763,981
Class A common stock
Other income (expenses):
Basic and diluted weighted average shares outstanding, Class A common stock		8,648,990		24,150,000		16,356,675	21,081,215		22,604,795
Basic and diluted net income per share, Class A common stock									$ 0.53
Basic and diluted weighted average shares outstanding, Class B common stock		8,648,990		24,150,000		16,356,675	21,081,215		22,604,795
Basic and diluted net income per share, Class B common stock									$ 0.53
Class B common stock
Other income (expenses):
Basic and diluted weighted average shares outstanding, Class A common stock	[1]							6,300,000	7,245,000
Basic and diluted net income per share, Class A common stock								$ 0.00	$ 0.53
Basic and diluted weighted average shares outstanding, Class B common stock	[1]							6,300,000	7,245,000
Basic and diluted net income per share, Class B common stock								$ 0.00	$ 0.53

[1]	Excludes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter for the period from March 10, 2021 (inception) through December 31, 2021. The Company surrendered 1,725,000 shares of Class B Common Stock on November 30, 2021 and issued an additional 345,000 shares of Class B common stock on January 19, 2022 pursuant to a stock split by way of a stock dividend for no additional consideration. The underwriters exercised the over-allotment option in full on January 24, 2022. See Note 6.